united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23602

Humankind Benefit Corporation

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

HSC Agent Services, Inc.

245 W Chase Street, Baltimore, MD 21217

(Name and address of agent for service)

Registrant's telephone number, including area code: 646-838-4352

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders. The N-CSR was amended to correct the inception date noted on the Portfolio Review page.

HKND

Semi-Annual Report

June 30, 2023

1-888-557-6692

www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

Humankind US Stock ETF
MANAGEMENT DISCUSSION & ANALYSIS (Unaudited)
June 30, 2023

The first half of 2023 witnessed the reversal of the negative equity market trends of 2022. Through June 30th, the S&P 500 benchmark rallied 16.88% and the Nasdaq Composite rallied 32.32%, reversing substantial portions of the 2022 losses of -19.44% and -33.10% respectively. This equity market rally occurred despite continued macroeconomic uncertainty. Persistent inflation continued to pressure global central banks to raise interest rates further throughout the first half of the year. In addition, the elevated potential for a US recession from the cumulative rate increases remained a cause for concern. Equity markets seemed to look past these risks and focused on prospects for an end to the rate hike cycle. In addition, enthusiasm over developments in artificial intelligence drove the technology rally, particularly in any companies associated with potential future developments in AI.

During the first half of 2023, the fund returned 6.99% compared to 16.13% for the benchmark S&P 1500 index. This divergence can be attributed to the robust rebound in technology names and other depressed sectors of the market. Looking at the combined period of 18 months from the beginning of 2022, which includes both the decline and the rebound in the more volatile sectors of the market, the fund returned -2.90% compared to the -4.76% for the S&P 1500 index.

Sector performance in the fund mirrored broader market trends. The information technology sector posted a return of 35.90% and despite an underweight allocation of approximately 11.32% accounted for just over half of the fund’s total gain at 3.61%. The second most significant estimated contribution of 1.77% was from the communication services sector, which posted a performance of 15.09%. Only four sectors exhibited negative performance during the first half of the year: materials, utilities, consumer staples and financials. These four sectors reduced the fund’s overall return by estimates of -0.16%, -0.15%. -0.03% and -0.01% respectively.

Focusing on the individual company level, the top five contributing companies were Alphabet, Microsoft, Apple, General Electric, and Eli Lilly with estimated return contributions of 1.48%, 1.23%, 1.22%, 0.62% and 0.53% respectively. The fund exhibited narrow breadth much like the overall market, with just the top three tech companies accounting for over half of the total return. The five largest detractors from performance were Pfizer, Abbvie, Mosaic, Archer-Daniels-Midland, and CVS Health with estimated return contributions of -0.62%, -0.29%, -0.23%, -0.19% and -0.17% respectively. The underperformance in these names is likely indicative of a rotation from more defensive back into more speculative sectors.

7635-NLD 07/27/2023

Humankind US Stock
ETF PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the six months ended June 30, 2023 compared to its benchmark:

	For the		Annualized Since
	Six Months	One	Inception** -
Fund/Index	Ended	Year	June 30, 2023
Humankind US Stock ETF – NAV	6.99%	11.56%	6.94%
Humankind US Stock ETF – Market Price	6.99%	11.39%	6.91%
S&P Composite 1500 TR***	16.15%	19.24%	7.18%
Humankind US Equity Index ****	7.04%	11.67%	7.02%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (2/23/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.11% per the April 30, 2023 prospectus. Please see the Financial Highlights for a most recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-888-557-6692.

**	As of the close of business on February 23, 2021

***	The S&P Composite 1500 TR combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

****	The Humankind US Equity Index (the “Index”) is designed to provide exposure to approximately 1,000 U.S. listed public companies that, Humankind Investments LLC (“Index Sponsor”) has determined to have the most positive impact on humanity, defined as investors, customers, employees, and members of society. The Index’s methodology is owned and compiled by the Index Sponsor and utilizes an independent index calculation agent, Solactive AG, to calculate, publish, and maintain the index market value on a daily basis.

Humankind US Stock ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
June 30, 2023

The index methodology also seeks to, although is under no obligation to, follow the principles of the United Nations Principles for Responsible Investment (“UNPRI”). For the Index, this particularly includes incorporating environmental, social, and corporate governance issues into the Index Sponsor’s investment analysis and decision-making processes. Additional information related to the UNPRI is available at: https://www.unpri.org/.

Portfolio Composition as of June 30, 2023

Portfolio Composition (Unaudited)	% of Net Assets
Common Stocks	99.8%
Other Assets in Excess of Liabilities	0.2%
100.0%

Industry Composition (Unaudited)	% of Net Assets
Biotech & Pharma	16.5%
Medical Equipment & Devices	8.7%
Health Care Facilities & Services	8.2%
Chemicals	7.9%
Software	5.4%
Technology Hardware	5.2%
Household Products	4.6%
Wholesale - Consumer Staples	4.5%
Internet Media & Services	4.4%
Machinery	3.8%
Other Assets and Other Liabilities - Net	30.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING — 0.2%
2,129	Interpublic Group of Companies, Inc.	$82,137
1,188	Omnicom Group, Inc.	113,038
3,415	Stagwell, Inc.(a)	24,622
		219,797
	AEROSPACE & DEFENSE — 0.0%(b)
60	Teledyne Technologies, Inc.(a)	24,667

	APPAREL& TEXTILE PRODUCTS — 0.0% (b)
248	Carter’s, Inc.	18,005
41	Oxford Industries, Inc.	4,035
225	Ralph Lauren Corporation	27,743
		49,783
	ASSET MANAGEMENT — 0.6%
96	Affiliated Managers Group, Inc.	14,389
174	Ameriprise Financial, Inc.	57,796
456	Apollo Global Management, Inc.	35,025
143	Ares Management Corporation, Class A	13,778
242	Artisan Partners Asset Management, Inc., Class A	9,513
233	BlackRock, Inc.	161,036
291	Blue Owl Capital, Inc.	3,390
274	Brightsphere Investment Group, Inc.	5,740
827	Carlyle Group, Inc.	26,423
565	Charles Schwab Corporation	32,024
83	Cohen & Steers, Inc.	4,813
595	F&G Annuities & Life, Inc.	14,744
299	Federated Hermes, Inc., B	10,719
2,027	Focus Financial Partners, Inc., Class A(a)	106,438
1,290	Franklin Resources, Inc.	34,456
1,591	Invesco Ltd	26,745
194	LPL Financial Holdings, Inc.	42,181
1,037	ODP Corporation (The)(a)	48,552
74	OmniAb, Inc. — Earnout shares(a)(c)(d)(e)	287
225	Raymond James Financial, Inc.	23,348
225	StepStone Group, Inc., Class A	5,582

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ASSET MANAGEMENT — 0.6% (Continued)
106	Stifel Financial Corporation	$6,325
607	T Rowe Price Group, Inc.	67,996
910	TPG, Inc.	26,627
195	Victory Capital Holdings, Inc.	6,150
		784,077
	BANKING — 2.2%
78	1st Source Corporation	3,271
240	Ameris Bancorp	8,210
758	Associated Banc-Corporation	12,302
170	Atlantic Union Bankshares Corporation	4,412
58	BancFirst Corporation	5,336
93	Bancorp, Inc. (The)(a)	3,036
12,649	Bank of America Corporation	362,900
140	Bank of Hawaii Corporation	5,772
341	Bank OZK	13,695
103	Banner Corporation	4,498
175	Berkshire Hills Bancorp, Inc.	3,628
166	BOK Financial Corporation	13,409
280	Cadence Bank	5,499
329	Cathay General Bancorp	10,591
3,261	Citigroup, Inc.	150,136
2,039	Citizens Financial Group, Inc.	53,177
304	Columbia Banking System, Inc.	6,165
572	Comerica, Inc.	24,230
232	Commerce Bancshares, Inc.	11,298
127	Community Bank System, Inc.	5,954
96	Cullen/Frost Bankers, Inc.	10,323
201	Customers Bancorp, Inc.(a)	6,082
365	CVB Financial Corporation	4,847
213	Eagle Bancorp, Inc.	4,507
474	East West Bancorp, Inc.	25,022
560	Eastern Bankshares, Inc.	6,871
75	Enterprise Financial Services Corporation	2,933
147	FB Financial Corporation	4,123

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING — 2.2% (Continued)
1,841	Fifth Third Bancorp	$48,253
102	First Bancorp	3,035
13	First Citizens BancShares, Inc., Class A	16,685
252	First Commonwealth Financial Corporation	3,188
284	First Financial Bancorp	5,805
172	First Financial Bankshares, Inc.	4,900
536	First Hawaiian, Inc.	9,653
2,019	First Horizon Corporation	22,754
140	First Interstate BancSystem, Inc., Class A	3,338
172	First Merchants Corporation	4,856
907	FNB Corporation	10,376
542	Fulton Financial Corporation	6,461
213	Glacier Bancorp, Inc.	6,639
297	Hancock Whitney Corporation	11,399
173	Heartland Financial USA, Inc.	4,822
280	Hilltop Holdings, Inc.	8,809
356	Home BancShares, Inc.	8,117
633	Hope Bancorp, Inc.	5,330
3,841	Huntington Bancshares, Inc.	41,406
108	Independent Bank Corporation	4,807
126	International Bancshares Corporation	5,569
4,553	JPMorgan Chase & Company	662,188
2,312	KeyCorporation	21,363
158	Live Oak Bancshares, Inc.	4,157
434	M&T Bank Corporation	53,712
152	Merchants Bancorp	3,888
106	National Bank Holdings Corporation, Class A	3,078
113	NBT Bancorp, Inc.	3,599
527	New York Community Bancorp, Inc.	5,923
614	Old National Bancorp	8,559
296	Pacific Premier Bancorp, Inc.	6,121
1,091	PacWest Bancorp	8,892
36	Park National Corporation	3,684
247	Pinnacle Financial Partners, Inc.	13,993

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING — 2.2% (Continued)
1,250	PNC Financial Services Group, Inc.	$157,438
139	Prosperity Bancshares, Inc.	7,851
3,396	Regions Financial Corporation	60,517
190	Renasant Corporation	4,965
120	S&T Bancorp, Inc.	3,263
137	Sandy Spring Bancorp, Inc.	3,107
147	Seacoast Banking Corp of Florida	3,249
68	ServisFirst Bancshares, Inc.	2,783
442	Simmons First National Corporation, Class A	7,625
144	SouthState Corporation	9,475
78	Stock Yards Bancorp, Inc.	3,539
593	Synovus Financial Corporation	17,938
166	Texas Capital Bancshares, Inc.(a)	8,549
403	TFS Financial Corporation	5,066
74	Tompkins Financial Corporation	4,122
245	Towne Bank	5,694
84	TriCompany Bancshares	2,789
59	Triumph Financial, Inc.(a)	3,582
2,984	Truist Financial Corporation	90,564
195	Trustmark Corporation	4,118
126	UMB Financial Corporation	7,673
313	United Bankshares, Inc.	9,287
310	United Community Banks, Inc.	7,747
4,267	US Bancorp	140,982
1,719	Valley National Bancorp	13,322
258	Washington Federal, Inc.	6,842
379	Webster Financial Corporation	14,307
10,034	Wells Fargo & Company	428,251
227	WesBanco, Inc.	5,813
294	Western Alliance Bancorp	10,722
301	Wintrust Financial Corporation	21,859
361	Zions Bancorp NA	9,696
		2,890,321

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BEVERAGES — 1.1%
4,934	Coca-Cola Company	$297,125
55	Coca-Cola Consolidated, Inc.	34,981
3,020	Keurig Dr Pepper, Inc.	94,435
726	Monster Beverage Corporation(a)	41,701
132	National Beverage Corporation(a)	6,382
5,095	PepsiCo, Inc.	943,696
719	Westrock Coffee Company(a)	7,816
		1,426,136
	BIOTECH & PHARMA — 16.5%
253	4D Molecular Therapeutics, Inc.(a)	4,572
16,104	AbbVie, Inc.	2,169,692
1,167	ACADIA Pharmaceuticals, Inc.(a)	27,950
618	Aclaris Therapeutics, Inc.(a)	6,409
1,300	ADMA Biologics, Inc.(a)	4,797
445	Agios Pharmaceuticals, Inc.(a)	12,602
880	Allogene Therapeutics, Inc.(a)	4,374
1,113	Alnylam Pharmaceuticals, Inc.(a)	211,403
4,846	Amgen, Inc.	1,075,909
2,169	Amicus Therapeutics, Inc.(a)	27,243
457	Amphastar Pharmaceuticals, Inc.(a)	26,264
273	AnaptysBio, Inc.(a)	5,553
120	ANI Pharmaceuticals, Inc.(a)	6,460
872	Apellis Pharmaceuticals, Inc.(a)	79,439
223	Arcturus Therapeutics Holdings, Inc.(a)	6,396
660	Arcus Biosciences, Inc.(a)	13,405
2,273	Ardelyx, Inc.(a)	7,705
813	Arrowhead Pharmaceuticals, Inc.(a)	28,992
155	Avid Bioservices, Inc.(a)	2,165
830	Avidity Biosciences, Inc.(a)	9,205
330	Axsome Therapeutics, Inc.(a)	23,714
577	Beam Therapeutics, Inc.(a)	18,424
1,079	BioCryst Pharmaceuticals, Inc.(a)	7,596
1,363	Biogen, Inc.(a)	388,251

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA — 16.5% (Continued)
432	Biohaven Ltd.(a)	$10,333
1,829	BioMarin Pharmaceutical, Inc.(a)	158,538
446	Blueprint Medicines Corporation(a)	28,187
823	Bridgebio Pharma, Inc.(a)	14,156
19,252	Bristol — Myers Squibb Company	1,231,165
1,442	Catalyst Pharmaceuticals, Inc.(a)	19,380
371	Celldex Therapeutics, Inc.(a)	12,588
925	Cerevel Therapeutics Holdings, Inc.(a)	29,406
541	Chinook Therapeutics, Inc.(a)	20,785
521	Cogent Biosciences, Inc.(a)	6,169
926	Coherus Biosciences, Inc.(a)	3,954
220	Collegium Pharmaceutical, Inc.(a)	4,728
942	Corcept Therapeutics, Inc.(a)	20,960
721	Cymabay Therapeutics, Inc.(a)	7,895
1,196	Cytek Biosciences, Inc.(a)	10,214
630	Cytokinetics, Inc.(a)	20,551
631	Deciphera Pharmaceuticals, Inc.(a)	8,884
953	Denali Therapeutics, Inc.(a)	28,123
333	DICE Therapeutics, Inc.(a)	15,471
1,130	Dynavax Technologies Corporation(a)	14,600
456	Editas Medicine, Inc.(a)	3,753
1,641	Elanco Animal Health, Inc.(a)	16,508
6,493	Eli Lilly and Company	3,045,087
291	Enanta Pharmaceuticals, Inc.(a)	6,227
3,321	Exelixis, Inc.(a)	63,464
967	Fate Therapeutics, Inc.(a)	4,603
980	FibroGen, Inc.(a)	2,646
235	Genelux Corporation(a)	7,689
11,463	Gilead Sciences, Inc.	883,453
1,026	Halozyme Therapeutics, Inc.(a)	37,008
457	Harmony Biosciences Holdings, Inc.(a)	16,082
253	Harrow Health, Inc.(a)	4,817
1,212	ImmunityBio, Inc.(a)	3,369
568	ImmunoGen, Inc.(a)	10,718

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA — 16.5% (Continued)
2,639	Incyte Corporation(a)	$164,278
214	Inhibrx, Inc.(a)	5,555
484	Innoviva, Inc.(a)	6,161
683	Insmed, Inc.(a)	14,411
688	Intellia Therapeutics, Inc.(a)	28,057
795	Intra-Cellular Therapies, Inc.(a)	50,339
1,116	Ionis Pharmaceuticals, Inc.(a)	45,789
1,436	Ironwood Pharmaceuticals, Inc.(a)	15,279
887	IVERIC bio, Inc.(a)	34,895
369	Janux Therapeutics, Inc.(a)	4,380
18,023	Johnson & Johnson	2,983,167
265	Karuna Therapeutics, Inc.(a)	57,465
195	Keros Therapeutics, Inc.(a)	7,835
527	Kymera Therapeutics, Inc.(a)	12,116
172	Ligand Pharmaceuticals, Inc.(a)	12,401
133	Madrigal Pharmaceuticals, Inc.(a)	30,723
1,528	MannKind Corporation(a)	6,219
2,283	Maravai LifeSciences Holdings, Inc.(a)	28,378
21,306	Merck & Company, Inc.	2,458,499
416	Mirati Therapeutics, Inc.(a)	15,030
312	Mirum Pharmaceuticals, Inc.(a)	8,071
4,699	Moderna, Inc.(a)	570,929
209	Morphic Holding, Inc.(a)	11,982
1,003	Neurocrine Biosciences, Inc.(a)	94,583
834	Novavax, Inc., Class A(a)	6,197
2,409	Organon & Company	50,131
381	Pacira BioSciences, Inc.(a)	15,267
61,477	Pfizer, Inc.	2,254,976
621	Pliant Therapeutics, Inc.(a)	11,253
694	Point Biopharma Global, Inc.(a)	6,288
331	Protagonist Therapeutics, Inc.(a)	9,142
420	PTC Therapeutics, Inc.(a)	17,081
235	RAPT Therapeutics, Inc.(a)	4,395
362	Reata Pharmaceuticals, Inc., Class A(a)	36,910

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA — 16.5% (Continued)
1,495	Recursion Pharmaceuticals, Inc.(a)	$11,168
1,140	Regeneron Pharmaceuticals, Inc.(a)	819,136
435	REGENXBIO, Inc.(a)	8,696
1,718	Relay Therapeutics, Inc.(a)	21,578
593	Revance Therapeutics, Inc.(a)	15,009
781	REVOLUTION Medicines, Inc.(a)	20,892
4,791	Royalty Pharma plc, Class A	147,275
453	Sage Therapeutics, Inc.(a)	21,300
578	Sarepta Therapeutics, Inc.(a)	66,193
2,380	Scilex Holding Company(a)	13,257
1,788	Seagen, Inc.(a)	344,118
1,242	Seres Therapeutics, Inc.(a)	5,949
3,928	Summit Therapeutics, Inc.(a)	9,859
512	Supernus Pharmaceuticals, Inc.(a)	15,391
550	Syndax Pharmaceuticals, Inc.(a)	11,512
822	TG Therapeutics, Inc.(a)	20,418
681	Travere Therapeutics, Inc.(a)	10,460
556	Twist Bioscience Corporation(a)	11,376
473	Ultragenyx Pharmaceutical, Inc.(a)	21,819
458	United Therapeutics Corporation(a)	101,104
2,347	Vertex Pharmaceuticals, Inc.(a)	825,933
397	Viridian Therapeutics, Inc.(a)	9,445
600	Xencor, Inc.(a)	14,982
343	Zentalis Pharmaceuticals, Inc.(a)	9,676
76	Zoetis, Inc.	13,088
614	Zymeworks, Inc.(a)	5,305
		21,593,152
	CABLE & SATELLITE — 1.0%
1,527	Altice USA, Inc., Class A(a)	4,612
7	Cable One, Inc.	4,600
490	Charter Communications, Inc., Class A(a)	180,011
23,350	Comcast Corporation, Class A	970,193
2,395	DISH Network Corporation, Class A(a)	15,783
1,054	Liberty Broadband Corporation — Series A(a)	84,035

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CABLE & SATELLITE — 1.0% (Continued)
480	WideOpenWest, Inc.(a)	$4,051
		1,263,285
	CHEMICALS — 7.9%
19	Air Products and Chemicals, Inc.	5,691
223	Albemarle Corporation	49,749
7,682	American Vanguard Corporation	137,277
325	Avient Corporation	13,293
147	Balchem Corporation	19,817
389	Cabot Corporation	26,020
16,620	CF Industries Holdings, Inc.	1,153,760
41,328	Corteva, Inc.	2,368,094
861	CVR Partners, L.P	69,465
6,713	DuPont de Nemours, Inc.	479,577
13,821	Ecolab, Inc.	2,580,242
413	Ecovyst, Inc.(a)	4,733
10,547	FMC Corporation	1,100,474
67	HB Fuller Company	4,791
198	Ingevity Corporation(a)	11,516
1,018	International Flavors & Fragrances, Inc.	81,023
586	Koppers Holdings, Inc.	19,983
1,744	Kronos Worldwide, Inc.	15,225
857	LSB Industries, Inc.(a)	8,441
224	Minerals Technologies, Inc.	12,923
57,432	Mosaic Company (The)	2,010,120
283	Sensient Technologies Corporation	20,130
217	Stepan Company	20,737
1,278	Tronox Holdings PLC, Class A	16,243
860	Univar Solutions, Inc.(a)	30,822
		10,260,146
	COMMERCIAL SUPPORT SERVICES — 0.9%
4,970	ABM Industries, Inc.	211,971
2,133	ADT, Inc.	12,862
4,311	Alight, Inc., Class A(a)	39,834
199	AMN Healthcare Services, Inc.(a)	21,715

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.9% (Continued)
273	Aramark	$11,753
431	ASGN, Inc.(a)	32,597
85	Barrett Business Services, Inc.	7,412
199	Brink’s Company (The)	13,498
201	CBIZ, Inc.(a)	10,709
194	Cintas Corporation	96,434
127	Clean Harbors, Inc.(a)	20,883
93	CorVel Corporation(a)	17,996
111	CRA International, Inc.	11,322
329	Cross Country Healthcare, Inc.(a)	9,238
285	FTI Consulting, Inc.(a)	54,207
760	H&R Block, Inc.	24,221
191	Healthcare Services Group, Inc.	2,852
212	Huron Consulting Group, Inc.(a)	18,001
780	Insperity, Inc.	92,789
1,883	Kelly Services, Inc., Class A	33,160
186	Kforce, Inc.	11,655
247	Korn Ferry	12,236
1,943	ManpowerGroup, Inc.	154,274
71	National Research Corporation	3,089
686	Robert Half International, Inc.	51,601
1,099	Rollins, Inc.	47,070
356	Schnitzer Steel Industries, Inc., Class A	10,676
568	Sovos Brands, Inc.(a)	11,110
354	SP Plus Corporation(a)	13,845
337	TriNet Group, Inc.(a)	32,005
141	UniFirst Corporation	21,856
208	ZipRecruiter, Inc.(a)	3,694
		1,116,565
	CONSTRUCTION MATERIALS — 0.0%(b)
359	Owens Corning	46,850

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONSUMER SERVICES — 0.0%(b)
311	European Wax Center, Inc.(a)	$5,794
212	Matthews International Corporation, Class A	9,035
41	Medifast, Inc.	3,779
388	Service Corp International	25,061
2,304	WW International, Inc.(a)	15,483
		59,152
	CONTAINERS & PACKAGING — 0.0%(b)
112	AptarGroup, Inc.	12,976
422	Berry Global Group, Inc.	27,151
		40,127
	DATA CENTER REIT — 0.2%
377	Digital Realty Trust, Inc.	42,929
59	Equinix, Inc.	46,252
		89,181
	DIVERSIFIED INDUSTRIALS — 0.2%
2,254	3M Company	225,603

	E-COMMERCE DISCRETIONARY — 1.6%
14,843	Amazon.com, Inc.(a)	1,934,933
1,606	eBay, Inc.	71,772
91	Etsy, Inc.(a)	7,700
384	Leslie’s, Inc.(a)	3,606
629	Overstock.com, Inc.(a)	20,487
277	Revolve Group, Inc.(a)	4,543
827	Wayfair, Inc., Class A(a)	53,763
		2,096,804
	ELECTRICAL EQUIPMENT — 0.1%
40	Acuity Brands, Inc.	6,523
81	Advanced Energy Industries, Inc.	9,027
77	Amphenol Corporation, Class A	6,541
24	Hubbell, Inc.	7,957
253	Novanta, Inc.(a)	46,577
495	Sensata Technologies Holding plc	22,270
343	Trimble, Inc.(a)	18,158
817	Vertiv Holdings Company	20,237

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT — 0.1% (Continued)
256	Watts Water Technologies, Inc., Class A	$47,035
		184,325
	ENGINEERING & CONSTRUCTION — 0.9%
2,847	AECOM	241,112
38	EMCOR Group, Inc.	7,022
105	Exponent, Inc.	9,799
6,599	Jacobs Solutions, Inc.	784,555
153	Montrose Environmental Group, Inc.(a)	6,444
128	NV5 Global, Inc.(a)	14,179
605	Tetra Tech, Inc.	99,063
13	TopBuild Corporation(a)	3,458
599	WillScot Mobile Mini Holdings Corporation(a)	28,626
		1,194,258
	ENTERTAINMENT CONTENT — 1.0%
601	Activision Blizzard, Inc.(a)	50,664
618	AMC Networks, Inc., Class A(a)	7,385
441	AppLovin Corporation(a)	11,347
267	Electronic Arts, Inc.	34,630
3,602	Endeavor Group Holdings, Inc.(a)	86,160
1,880	Fox Corporation — Class B, CLASS B	59,953
1,374	Lions Gate Entertainment Corporation, Class A(a)	12,132
4,051	Paramount Global	75,187
110	Take — Two Interactive Software, Inc.(a)	16,188
9,010	Walt Disney Company (The)(a)	804,413
6,303	Warner Bros Discovery, Inc.(a)	79,040
2,723	Warner Music Group Corporation	71,043
		1,308,142
	FOOD — 2.4%
584	B&G Foods, Inc.	8,129
671	BellRing Brands, Inc.(a)	24,559
415	Beyond Meat, Inc.(a)	5,387
1,557	Campbell Soup Company	71,170
5,844	Conagra Brands, Inc.	197,060
4,263	Flowers Foods, Inc.	106,063

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	FOOD — 2.4% (Continued)
11,834	Fresh Del Monte Produce, Inc.	$304,252
5,439	General Mills, Inc.	417,171
3,060	Hain Celestial Group, Inc. (The)(a)	38,281
433	Hershey Company (The)	108,120
925	Hostess Brands, Inc.(a)	23,421
3,754	Ingredion, Inc.	397,736
200	J & J Snack Foods Corporation	31,672
978	J M Smucker Company (The)	144,421
126	John B Sanfilippo & Son, Inc.	14,776
5,514	Kellogg Company	371,644
1,037	Lamb Weston Holdings, Inc.	119,203
89	Lancaster Colony Corporation	17,897
992	McCormick & Company, Inc.	86,532
2,812	Mission Produce, Inc.(a)	34,081
6,406	Mondelez International, Inc., Class A	467,254
760	Post Holdings, Inc.(a)	65,854
505	Simply Good Foods Company (The)(a)	18,478
209	Tootsie Roll Industries, Inc.	7,401
1,057	TreeHouse Foods, Inc.(a)	53,252
562	Utz Brands, Inc.	9,194
		3,143,008
	GAS & WATER UTILITIES — 1.3%
1,270	American States Water Company	110,490
7,624	American Water Works Company, Inc.	1,088,326
3,468	California Water Service Group	179,053
3,456	Essential Utilities, Inc.	137,929
508	Middlesex Water Company	40,975
1,340	SJW Group	93,947
347	York Water Company (The)	14,321
		1,665,041
	HEALTH CARE FACILITIES & SERVICES — 8.2%
12,229	23andMe Holding Company(a)	21,401
296	Accolade, Inc.(a)	3,987
3,751	AdaptHealth Corporation(a)	45,650

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 8.2% (Continued)
215	Addus HomeCare Corporation(a)	$19,931
844	Agiliti, Inc.(a)	13,926
1,724	agilon health, Inc.(a)	29,894
617	Amedisys, Inc.(a)	56,418
2,171	AmerisourceBergen Corporation	417,766
1,538	Brookdale Senior Living, Inc.(a)	6,490
4,917	Cardinal Health, Inc.	465,001
1,709	Catalent, Inc.(a)	74,102
6,316	Centene Corporation(a)	426,014
470	Charles River Laboratories International, Inc.(a)	98,818
104	Chemed Corporation	56,334
2,241	Cigna Group (The)	628,825
7,155	Community Health Systems, Inc.(a)	31,482
4,201	CVS Health Corporation	290,415
1,322	DaVita, Inc.(a)	132,821
956	DocGo, Inc.(a)	8,958
1,375	Elevance Health, Inc.	610,899
1,674	Encompass Health Corporation	113,347
2,604	Enhabit, Inc.(a)	29,946
44	Ensign Group, Inc. (The)	4,200
742	Fulgent Genetics, Inc.(a)	27,476
4,347	HCA Healthcare, Inc.	1,319,228
86	HealthEquity, Inc.(a)	5,430
2,654	Henry Schein, Inc.(a)	215,239
790	Humana, Inc.	353,233
1,246	IQVIA Holdings, Inc.(a)	280,063
3,653	Laboratory Corp of America Holdings	881,578
1,132	LifeStance Health Group, Inc.(a)	10,335
1,398	McKesson Corporation	597,379
131	Medpace Holdings, Inc.(a)	31,462
482	ModivCare, Inc.(a)	21,791
435	Molina Healthcare, Inc.(a)	131,039
1,472	NeoGenomics, Inc.(a)	23,655
23,761	OPKO Health, Inc.(a)	51,561

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 8.2% (Continued)
2,150	Option Care Health, Inc.(a)	$69,854
1,392	Owens & Minor, Inc.(a)	26,504
1,020	Patterson Companies, Inc.	33,925
2,769	Pediatrix Medical Group, Inc.(a)	39,347
531	Premier, Inc., Class A	14,687
264	Progyny, Inc.(a)	10,386
4,477	Quest Diagnostics, Inc.	629,287
2,171	RadNet, Inc.(a)	70,818
3,267	Select Medical Holdings Corporation	104,087
189	SI-BONE, Inc.(a)	5,099
2,312	Sotera Health Company(a)	43,558
1,175	Surgery Partners, Inc.(a)	52,863
1,125	Syneos Health, Inc.(a)	47,408
477	Teladoc Health, Inc.(a)	12,078
2,664	Tenet Healthcare Corporation(a)	216,796
3,167	UnitedHealth Group, Inc.	1,522,187
2,025	Universal Health Services, Inc., Class B	319,484
95	US Physical Therapy, Inc.	11,532
		10,765,994
	HEALTH CARE REIT — 0.1%
271	Healthcare Realty Trust, Inc.	5,111
917	Healthpeak Properties, Inc.	18,432
939	Medical Properties Trust, Inc.	8,695
68	National Health Investors, Inc.	3,565
293	Omega Healthcare Investors, Inc.	8,992
321	Physicians Realty Trust	4,491
416	Sabra Health Care REIT, Inc.	4,896
877	Ventas, Inc.	41,456
699	Welltower, Inc.	56,542
		152,180
	HOME & OFFICE PRODUCTS — 0.0%(b)
351	Scotts Miracle-Gro Company (The)	22,004

	HOME CONSTRUCTION — 0.0%(b)
98	Armstrong World Industries, Inc.	7,199

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOTEL REIT — 0.0%(b)
706	Apple Hospitality REIT, Inc.	$10,668
694	DiamondRock Hospitality Company	5,559
704	Park Hotels & Resorts, Inc.	9,025
336	Pebblebrook Hotel Trust	4,684
607	RLJ Lodging Trust	6,234
111	Ryman Hospitality Properties, Inc.	10,314
655	Service Properties Trust	5,692
751	Sunstone Hotel Investors, Inc.	7,600
459	Xenia Hotels & Resorts, Inc.	5,650
		65,426
	HOTEL REITS — 0.0%(b)
2,541	Host Hotels & Resorts, Inc.	42,765

	HOUSEHOLD PRODUCTS — 4.6%
3,520	Church & Dwight Company, Inc.	352,810
713	Clorox Company (The)	113,396
5,126	Colgate-Palmolive Company	394,907
33,179	Procter & Gamble Company (The)	5,034,581
836	Spectrum Brands Holdings, Inc.	65,250
		5,960,944
	INDUSTRIAL INTERMEDIATE PROD — 0.1%
491	EnPro Industries, Inc.	65,563

	INDUSTRIAL REIT — 0.3%
2,307	Americold Realty Trust, Inc.	74,516
28	EastGroup Properties, Inc.	4,861
123	First Industrial Realty Trust, Inc.	6,475
516	Prologis, Inc.	63,277
83	Rexford Industrial Realty, Inc.	4,334
159	STAG Industrial, Inc.	5,705
45	Terreno Realty Corporation	2,705
		161,873

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.4%
133	Applied Industrial Technologies, Inc.	$19,262
107	Core & Main, Inc.(a)	3,353
1,139	Fastenal Company	67,190
444	Global Industrial Company	12,330
48	MSC Industrial Direct Company, Inc., Class A	4,573
100	SiteOne Landscape Supply, Inc.(a)	16,736
893	Titan Machinery, Inc.(a)	26,344
226	U-Haul Holding Company	12,502
166	Watsco, Inc.	63,324
195	WESCO International, Inc.	34,917
409	WW Grainger, Inc.	322,533
		583,064
	INFRASTRUCTURE REIT — 0.2%
417	American Tower Corporation	80,873
267	Crown Castle, Inc.	30,422
39	SBA Communications Corporation, A	9,039
953	Uniti Group, Inc.	4,403
		124,737
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
1,867	Bank of New York Mellon Corporation (The)	83,119
2,085	BGC Partners, Inc., Class A	9,237
178	CME Group, Inc.	32,982
190	Evercore, Inc., Class A	23,482
163	Goldman Sachs Group, Inc. (The)	52,574
139	Houlihan Lokey, Inc.	13,665
227	Interactive Brokers Group, Inc., Class A	18,857
287	Intercontinental Exchange, Inc.	32,454
347	Jefferies Financial Group, Inc.	11,510
251	Moelis & Company, Class A	11,380
1,041	Morgan Stanley	88,901
342	Nasdaq, Inc.	17,049

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.6% (Continued)
88	Northern Trust Corporation	$6,524
74	Piper Sandler Cos	9,565
106	PJT Partners, Inc., Class A	7,382
297	SEI Investments Company	17,707
4,706	State Street Corporation	344,385
68	StoneX Group, Inc.(a)	5,649
58	Tradeweb Markets, Inc., Class A	3,972
45	Virtu Financial, Inc., Class A	769
		791,163
	INSURANCE — 3.5%
2,061	Aflac, Inc.	143,858
3,274	Allstate Corporation (The)	356,997
409	American Equity Investment Life Holding Company	21,313
629	American Financial Group, Inc.	74,694
5,779	American International Group, Inc.	332,524
76	AMERISAFE, Inc.	4,052
437	Arthur J Gallagher & Company	95,952
405	Assurant, Inc.	50,917
523	Brighthouse Financial, Inc.(a)	24,764
741	Brown & Brown, Inc.	51,010
143	BRP Group, Inc., Class A(a)	3,544
783	Cincinnati Financial Corporation	76,202
2,443	CNA Financial Corporation	94,349
463	CNO Financial Group, Inc.	10,959
147	Employers Holdings, Inc.	5,499
2,606	Equitable Holdings, Inc.	70,779
126	Erie Indemnity Company, Class A	26,461
5,975	Genworth Financial, Inc., Class A(a)	29,875
271	Globe Life, Inc.	29,707
531	Hagerty, Inc.(a)	4,970
382	Hanover Insurance Group, Inc.	43,177
2,697	Hartford Financial Services Group, Inc.	194,238
320	Horace Mann Educators Corporation	9,491
1,193	Jackson Financial, Inc., Class A	36,518

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE — 3.5% (Continued)
829	Kemper Corporation	$40,008
17	Kinsale Capital Group, Inc.	6,361
1,888	Lincoln National Corporation	48,635
591	Loews Corporation	35,094
66	Markel Group, Inc.(a)	91,290
1,907	Marsh & McLennan Companies, Inc.	358,669
1,018	Mercury General Corporation	30,815
11,596	MetLife, Inc.	655,522
13	National Western Life Group, Inc., Class A	5,402
198	NMI Holdings, Inc., Class A(a)	5,112
2,716	Old Republic International Corporation	68,362
1,245	Principal Financial Group, Inc.	94,421
544	ProAssurance Corporation	8,209
3,127	Progressive Corporation (The)	413,921
2,953	Prudential Financial, Inc.	260,514
526	Radian Group, Inc.	13,297
869	Reinsurance Group of America, Inc.	120,522
92	RLI Corporation	12,555
300	Ryan Specialty Holdings, Inc., Class A(a)	13,467
113	Safety Insurance Group, Inc.	8,104
302	Selective Insurance Group, Inc.	28,977
236	Skyward Specialty Insurance Group, Inc.(a)	5,994
1,659	Travelers Companies, Inc. (The)	288,102
174	Trupanion, Inc.(a)	3,424
438	United Fire Group, Inc.	9,925
1,221	Unum Group	58,242
907	Voya Financial, Inc.	65,041
1,436	W R Berkley Corporation	85,528
6	White Mountains Insurance Group Ltd.	8,333
		4,635,696
	INTERNET MEDIA& SERVICES — 4.4%
41,266	Alphabet, Inc., Class A(a)	4,939,540
40	Booking Holdings, Inc.(a)	108,013
567	Expedia Group, Inc.(a)	62,024

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INTERNET MEDIA& SERVICES — 4.4% (Continued)
386	GoDaddy, Inc., Class A(a)	$29,000
1,297	Meta Platforms, Inc., Class A(a)	372,213
380	Netflix, Inc.(a)	167,386
4,448	Opendoor Technologies, Inc.(a)	17,881
489	Pinterest, Inc., Class A(a)	13,369
175	Roku, Inc.(a)	11,193
177	Shutterstock, Inc.	8,615
2,449	Snap, Inc., Class A(a)	28,996
501	TripAdvisor, Inc.(a)	8,261
81	VeriSign, Inc.(a)	18,304
		5,784,795
	LEISURE FACILITIES & SERVICES — 0.7%
2,212	AMC Entertainment Holdings, Inc., Class A(a)	9,733
983	Bowlero Corporation(a)	11,442
398	Cedar Fair, L.P.	15,908
3	Chipotle Mexican Grill, Inc.(a)	6,417
92	Choice Hotels International, Inc.	10,812
671	Cinemark Holdings, Inc.(a)	11,072
819	Dave & Buster’s Entertainment, Inc.(a)	36,495
313	Hilton Grand Vacations, Inc.(a)	14,223
468	Hilton Worldwide Holdings, Inc.	68,117
305	Hyatt Hotels Corporation, Class A	34,947
1,435	Life Time Group Holdings, Inc.(a)	28,226
2,203	Live Nation Entertainment, Inc.(a)	200,715
522	Madison Square Garden Entertainment Corporation(a) ...	17,550
109	Madison Square Garden Sports Corporation	20,497
915	Marriott International, Inc., Class A	168,076
157	Marriott Vacations Worldwide Corporation	19,267
215	Planet Fitness, Inc., Class A(a)	14,500
450	SeaWorld Entertainment, Inc.(a)	25,205
640	Six Flags Entertainment Corporation(a)	16,627
1,070	Starbucks Corporation	105,994
218	Target Hospitality Corporation(a)	2,926
361	Travel + Leisure Company	14,563

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES — 0.7% (Continued)
206	Vail Resorts, Inc.	$51,863
209	Wyndham Hotels & Resorts, Inc.	14,331
119	Xponential Fitness, Inc.(a)	2,053
		921,559
	LEISURE PRODUCTS — 0.0%(b)
107	Hasbro, Inc.	6,930
287	Mattel, Inc.(a)	5,608
		12,538
	MACHINERY — 3.8%
8,743	AGCO Corporation	1,149,005
960	Cadre Holdings, Inc.	20,928
214	Caterpillar, Inc.	52,655
6,476	Deere & Company	2,624,010
954	Franklin Electric Company, Inc.	98,167
488	Lindsay Corporation	58,238
29	Nordson Corporation	7,197
4,975	Titan International, Inc.(a)	57,113
8,667	Xylem, Inc.	976,078
		5,043,391
	MEDICAL EQUIPMENT& DEVICES — 8.7%
1,014	10X Genomics, Inc., Class A(a)	56,622
4,108	Abbott Laboratories	447,854
1,629	Adaptive Biotechnologies Corporation(a)	10,931
1,287	Agilent Technologies, Inc.	154,762
90	Align Technology, Inc.(a)	31,828
747	Alphatec Holdings, Inc.(a)	13,431
860	Artivion, Inc.(a)	14,783
348	AtriCure, Inc.(a)	17,177
7	Atrion Corporation	3,960
2,200	Avanos Medical, Inc.(a)	56,232
7,884	Avantor, Inc.(a)	161,937
135	Axonics, Inc.(a)	6,813
11,505	Baxter International, Inc.	524,168

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT& DEVICES — 8.7% (Continued)
4,145	Becton Dickinson and Company	$1,094,321
93	BioLife Solutions, Inc.(a)	2,055
310	Bio-Rad Laboratories, Inc., Class A(a)	117,527
1,456	Bio-Techne Corporation	118,853
12,391	Boston Scientific Corporation(a)	670,229
808	Bruker Corporation	59,727
538	Castle Biosciences, Inc.(a)	7,381
401	CONMED Corporation	54,492
171	Cooper Companies, Inc. (The)	65,567
4,431	Danaher Corporation	1,063,440
507	DENTSPLY SIRONA, Inc.	20,290
1,141	DexCom, Inc.(a)	146,630
3,555	Edwards Lifesciences Corporation(a)	335,343
1,509	Embecta Corporation	32,594
468	Envista Holdings Corporation(a)	15,837
421	Exact Sciences Corporation(a)	39,532
12,243	GE HealthCare Technologies, Inc.	994,621
274	Glaukos Corporation(a)	19,512
1,109	Globus Medical, Inc., Class A(a)	66,030
693	Haemonetics Corporation(a)	59,002
3,220	Hologic, Inc.(a)	260,723
406	ICU Medical, Inc.(a)	72,345
230	IDEXX Laboratories, Inc.(a)	115,513
530	Illumina, Inc.(a)	99,370
187	Inari Medical, Inc.(a)	10,872
38	Inspire Medical Systems, Inc.(a)	12,336
205	Insulet Corporation(a)	59,110
731	Integer Holdings Corporation(a)	64,774
1,619	Integra LifeSciences Holdings Corporation(a)	66,589
1,070	Intuitive Surgical, Inc.(a)	365,876
64	iRhythm Technologies, Inc.(a)	6,676
306	Lantheus Holdings, Inc.(a)	25,680
155	LeMaitre Vascular, Inc.	10,428
460	Masimo Corporation(a)	75,693

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT& DEVICES — 8.7% (Continued)
823	Merit Medical Systems, Inc.(a)	$68,836
70	Mettler-Toledo International, Inc.(a)	91,815
1,065	Myriad Genetics, Inc.(a)	24,687
264	Natera, Inc.(a)	12,846
875	Nevro Corporation(a)	22,243
1,453	NuVasive, Inc.(a)	60,430
3,077	OraSure Technologies, Inc.(a)	15,416
1,580	Orthofix Medical, Inc.(a)	28,535
128	OrthoPediatrics Corporation(a)	5,613
145	Pacific Biosciences of California, Inc.(a)	1,929
549	Paragon 28, Inc.(a)	9,739
141	Penumbra, Inc.(a)	48,512
671	PerkinElmer, Inc.	79,708
1,068	QuidelOrtho Corporation(a)	88,494
86	Repligen Corporation(a)	12,166
879	ResMed, Inc.	192,062
42	Shockwave Medical, Inc.(a)	11,987
163	Silk Road Medical, Inc.(a)	5,296
75	STAAR Surgical Company(a)	3,943
3,747	Stryker Corporation	1,143,172
1,124	Tandem Diabetes Care, Inc.(a)	27,583
694	Teleflex, Inc.	167,969
1,630	Thermo Fisher Scientific, Inc.	850,453
202	Treace Medical Concepts, Inc.(a)	5,167
237	Veracyte, Inc.(a)	6,036
407	Vericel Corporation(a)	15,291
279	Waters Corporation(a)	74,365
206	West Pharmaceutical Services, Inc.	78,789
3,272	Zimmer Biomet Holdings, Inc.	476,403
		11,358,951
	METALS & MINING — 0.0%(b)
213	Livent Corporation(a)	5,843

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MORTGAGE FINANCE — 0.0%(b)
244	Starwood Property Trust, Inc.	$4,734

	MULTI ASSET CLASS REIT — 0.0%(b)
213	Apartment Income REIT Corporation	7,687
181	Broadstone Net Lease, Inc.	2,795
563	Vornado Realty Trust	10,213
193	WP Carey, Inc.	13,039
		33,734
	MULTI ASSET CLASS REITS — 0.0%(b)
200	Alexander & Baldwin, Inc.	3,716
437	LXP Industrial Trust	4,261
		7,977
	OFFICE REIT — 0.0%(b)
171	Alexandria Real Estate Equities, Inc.	19,407
323	Boston Properties, Inc.	18,602
304	Cousins Properties, Inc.	6,931
362	Douglas Emmett, Inc.	4,550
507	Empire State Realty Trust, Inc., Class A	3,797
174	Equity Commonwealth	3,525
253	Highwoods Properties, Inc.	6,049
221	JBG SMITH Properties	3,324
248	Kilroy Realty Corporation	7,462
153	SL Green Realty Corporation	4,598
		78,245
	OIL& GAS PRODUCERS — 0.0% (b)
4,372	Clean Energy Fuels Corporation(a)	21,685

	OIL& GAS SERVICES & EQUIPMENT — 0.0%(b)
474	US Silica Holdings, Inc.(a)	5,750

	PUBLISHING & BROADCASTING — 0.1%
320	New York Times Company (The), Class A	12,602
2,137	News Corporation, Class B	42,142
81	Nexstar Media Group, Inc.	13,491

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	PUBLISHING & BROADCASTING — 0.1% (Continued)
155	Scholastic Corporation	$6,028
366	Sinclair, Inc.	5,058
607	TEGNA, Inc.	9,858
340	Thryv Holdings, Inc.(a)	8,364
129	World Wrestling Entertainment, Inc., Class A	13,993
		111,536
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(b)
3	Texas Pacific Land Corporation	3,950

	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
101	Howard Hughes Corporation(a)	7,971
82	McGrath RentCorporation	7,583
		15,554
	REAL ESTATE SERVICES — 0.4%
2,194	Anywhere Real Estate, Inc.(a)	14,656
2,983	CBRE Group, Inc., Class A(a)	240,758
7,083	Compass, Inc.(a)	24,791
1,845	eXp World Holdings, Inc.	37,417
1,039	Jones Lang LaSalle, Inc.(a)	161,876
415	Marcus & Millichap, Inc.	13,077
3,136	Newmark Group, Inc., Class A	19,506
		512,081
	RESIDENTIAL REIT — 0.0%(b)
379	American Homes 4 Rent, Class A	13,436
521	Apartment Investment and Management Company	4,439
169	AvalonBay Communities, Inc.	31,987
123	Camden Property Trust	13,391
215	Equity LifeStyle Properties, Inc.	14,381
536	Equity Residential	35,360
79	Essex Property Trust, Inc.	18,510
539	Invitation Homes, Inc.	18,542
144	Mid-America Apartment Communities, Inc.	21,868

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RESIDENTIAL REIT — 0.0%(b) (Continued)
140	Sun Communities, Inc.	$18,264
316	UDR, Inc.	13,575
		203,753
	RETAIL — CONSUMER STAPLES — 1.9%
66	Costco Wholesale Corporation	35,533
482	Dollar General Corporation	81,834
674	Dollar Tree, Inc.(a)	96,719
58	Five Below, Inc.(a)	11,399
155	Ollie’s Bargain Outlet Holdings, Inc.(a)	8,979
51	PriceSmart, Inc.	3,777
1,811	SpartanNash Company	40,766
386	Sprouts Farmers Market, Inc.(a)	14,178
2,457	Target Corporation	324,078
8,242	Walgreens Boots Alliance, Inc.	234,815
10,036	Walmart, Inc.	1,577,458
		2,429,536
	RETAIL — DISCRETIONARY — 2.2%
747	Abercrombie & Fitch Company, Class A(a)	28,147
1,785	American Eagle Outfitters, Inc.	21,063
4	AutoZone, Inc.(a)	9,973
830	Bath & Body Works, Inc.	31,125
3,579	Best Buy Company, Inc.	293,299
164	Builders FirstSource, Inc.(a)	22,304
228	Burlington Stores, Inc.(a)	35,885
521	Caleres, Inc.	12,468
1,939	Chico’s FAS, Inc.(a)	10,374
366	Dick’s Sporting Goods, Inc.	48,382
121	Dillard’s, Inc., Class A	39,480
56	Floor & Decor Holdings, Inc., Class A(a)	5,822
1,411	Foot Locker, Inc.	38,252
180	Freshpet, Inc.(a)	11,846
1,605	GameStop Corporation, Class A(a)	38,921
8,571	Gap, Inc. (The)	76,539
602	Guess?, Inc.	11,709
146	Hibbett, Inc.	5,298

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL — DISCRETIONARY — 2.2% (Continued)
2,546	Home Depot, Inc. (The)	$790,889
2,357	Kohl’s Corporation	54,329
2,172	Lowe’s Companies, Inc.	490,220
5,616	Macy’s, Inc.	90,137
275	National Vision Holdings, Inc.(a)	6,680
2,133	Nordstrom, Inc.	43,663
13	O’Reilly Automotive, Inc.(a)	12,419
47	Penske Automotive Group, Inc.	7,832
1,549	Petco Health & Wellness Company, Inc.(a)	13,786
45	RH(a)	14,832
722	Ross Stores, Inc.	80,958
974	Sally Beauty Holdings, Inc.(a)	12,029
302	Shoe Carnival, Inc.	7,091
3,030	TJX Companies, Inc. (The)	256,914
215	Tractor Supply Company	47,537
77	Ulta Beauty, Inc.(a)	36,236
867	Urban Outfitters, Inc.(a)	28,724
886	Warby Parker, Inc.(a)	10,357
357	Williams-Sonoma, Inc.	44,675
		2,790,195
	RETAIL REIT — 0.1%
47	Agree Realty Corporation	3,073
497	Brixmor Property Group, Inc.	10,934
109	Federal Realty Investment Trust	10,548
757	Kimco Realty Corporation	14,928
155	Kite Realty Group Trust	3,463
382	Macerich Company	4,305
182	NNN REIT, Inc.	7,788
159	Phillips Edison & Company, Inc.	5,419
352	Realty Income Corporation	21,046
226	Regency Centers Corporation	13,960
504	Simon Property Group, Inc.	58,202
417	SITE Centers Corporation	5,513
135	Spirit Realty Capital, Inc.	5,316

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL REIT — 0.1% (Continued)
191	Tanger Factory Outlet Centers, Inc.	$4,215
223	Urban Edge Properties	3,441
		172,151
	SELF — STORAGE REIT — 0.0%(b)
62	Extra Space Storage, Inc.	9,229
33	Life Storage, Inc.	4,388
102	Public Storage	29,772
		43,389
	SELF — STORAGE REITS — 0.0%(b)
94	CubeSmart	4,198

	SEMICONDUCTORS — 0.3%
163	Azenta, Inc.(a)	7,609
469	Broadcom, Inc.	406,825
		414,434
	SOFTWARE — 5.4%
432	ACI Worldwide, Inc.(a)	10,009
246	Adobe, Inc.(a)	120,292
370	Akamai Technologies, Inc.(a)	33,252
693	Alignment Healthcare, Inc.(a)	3,985
67	Altair Engineering, Inc., Class A(a)	5,081
35	ANSYS, Inc.(a)	11,559
26	Aspen Technology, Inc.(a)	4,358
44	Atlassian Corp plc, CLASS A(a)	7,384
75	Autodesk, Inc.(a)	15,346
6,614	Avaya Holdings Corporation(a)(e)	—
187	Bentley Systems, Inc.	10,141
109	Black Knight, Inc.(a)	6,511
44	Blackbaud, Inc.(a)	3,132
80	Cadence Design Systems, Inc.(a)	18,762
100	Calix, Inc.(a)	4,991
480	CCC Intelligent Solutions Holdings, Inc.(a)	5,381
278	Ceridian HCM Holding, Inc.(a)	18,618
45	CommVault Systems, Inc.(a)	3,268

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE — 5.4% (Continued)
323	Concentrix Corporation	$26,082
34	Crowdstrike Holdings, Inc., Class A(a)	4,994
32	Datadog, Inc., Class A(a)	3,148
55	DocuSign, Inc.(a)	2,810
203	Donnelley Financial Solutions, Inc.(a)	9,243
292	Dropbox, Inc., Class A(a)	7,788
97	Envestnet, Inc.(a)	5,757
658	Evolent Health, Inc., Class A(a)	19,937
493	Fortinet, Inc.(a)	37,266
432	Hims & Hers Health, Inc.(a)	4,061
8	HubSpot, Inc.(a)	4,257
291	Informatica, Inc., Class A(a)	5,384
111	Intuit, Inc.	50,859
44	Manhattan Associates, Inc.(a)	8,795
15,942	Microsoft Corporation	5,428,889
398	NextGen Healthcare, Inc.(a)	6,456
124	Omnicell, Inc.(a)	9,135
2,739	Oracle Corporation	326,188
609	Oscar Health, Inc.(a)	4,909
181	Palo Alto Networks, Inc.(a)	46,247
286	Paycor HCM, Inc.(a)	6,770
73	Paylocity Holding Corporation(a)	13,471
93	Pegasystems, Inc.	4,585
1,093	Privia Health Group, Inc.(a)	28,538
78	Progress Software Corporation	4,532
77	PTC, Inc.(a)	10,957
38	Qualys, Inc.(a)	4,908
804	R1 RCM, Inc.(a)	14,834
920	Salesforce, Inc.(a)	194,359
101	ServiceNow, Inc.(a)	56,759
2,476	Sharecare, Inc.(a)	4,333
58	Splunk, Inc.(a)	6,153
24	SPS Commerce, Inc.(a)	4,609
149	Squarespace, Inc.(a)	4,699

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE — 5.4% (Continued)
628	SS&C Technologies Holdings, Inc.	$38,057
245	Sterling Check Corporation(a)	3,004
114	Synopsys, Inc.(a)	49,637
420	Teradata Corporation(a)	22,432
37	Tyler Technologies, Inc.(a)	15,409
96	Veeva Systems, Inc., Class A(a)	18,982
1,668	Veradigm, Inc.(a)	21,017
325	Verint Systems, Inc.(a)	11,395
877	VMware, Inc., Class A(a)	126,016
175	Workday, Inc., Class A(a)	39,531
142	Zoom Video Communications, Inc., Class A(a)	9,639
216	ZoomInfo Technologies, Inc., Class A(a)	5,484
		7,014,385
	SPECIALTY FINANCE — 0.8%
1,600	American Express Company	278,720
102	Bread Financial Holdings, Inc.	3,202
1,490	Capital One Financial Corporation	162,961
942	Discover Financial Services	110,073
542	Enact Holdings, Inc.	13,620
3,203	Fidelity National Financial, Inc.	115,308
1,296	First American Financial Corporation	73,898
173	International Money Express, Inc.(a)	4,244
1,018	MGIC Investment Corporation	16,074
311	Mr Cooper Group, Inc.(a)	15,749
314	OneMain Holdings, Inc.	13,719
254	PennyMac Financial Services, Inc.	17,859
340	PROG Holdings, Inc.(a)	10,921
6,678	Rocket Companies, Inc.(a)	59,835
539	Stewart Information Services Corporation	22,174
3,031	Synchrony Financial	102,812
2,084	UWM Holdings Corporation	11,670
176	Walker & Dunlop, Inc.	13,920
		1,046,759

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY REIT — 0.0%(b)
107	EPR Properties	$5,008

	SPECIALTY REITS — 0.0%(b)
273	Iron Mountain, Inc.	15,512
215	Lamar Advertising Company, Class A	21,339
640	Outfront Media, Inc.	10,061
		46,912
	STEEL — 0.1%
269	Reliance Steel & Aluminum Company	73,058

	TECHNOLOGY HARDWARE — 5.2%
1,237	ADTRAN Holdings, Inc.	13,026
24,953	Apple, Inc.	4,840,133
59	Arista Networks, Inc.(a)	9,562
498	Arrow Electronics, Inc.(a)	71,329
847	Avnet, Inc.	42,731
290	Corning, Inc.	10,162
7,670	Dell Technologies, Inc., Class C	415,024
200	Dolby Laboratories, Inc., Class A	16,736
202	F5, Inc.(a)	29,545
11,955	Hewlett Packard Enterprise Company	200,844
21,804	HP, Inc.	669,601
1,916	Jabil, Inc.	206,794
1,021	NCR Corporation(a)	25,729
569	NetApp, Inc.	43,472
278	NetScout Systems, Inc.(a)	8,604
84	Plexus Corporation(a)	8,252
301	Pure Storage, Inc., Class A(a)	11,083
314	Sanmina Corporation(a)	18,925
515	TD SYNNEX Corporation	48,410
1,739	Western Digital Corporation(a)	65,960
1,782	Xerox Holdings Corporation	26,534
33	Zebra Technologies Corporation, Class A(a)	9,762
		6,792,218

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES — 2.4%
545	Amdocs Ltd	$53,873
740	Automatic Data Processing, Inc.	162,645
1,739	Block, Inc., Class A(a)	115,765
232	Broadridge Financial Solutions, Inc.	38,426
1,060	CDW Corporation	194,510
3,262	Cognizant Technology Solutions Corporation, Class A	212,943
3,171	Conduent, Inc.(a)	10,781
168	CSG Systems International, Inc.	8,860
812	Dun & Bradstreet Holdings, Inc.	9,395
4,572	DXC Technology Company(a)	122,164
151	EPAM Systems, Inc.(a)	33,937
154	Equifax, Inc.	36,236
216	Euronet Worldwide, Inc.(a)	25,352
139	ExlService Holdings, Inc.(a)	20,997
35	FactSet Research Systems, Inc.	14,023
18	Fair Isaac Corporation(a)	14,566
1,133	Fidelity National Information Services, Inc.	61,975
753	Fiserv, Inc.(a)	94,991
19	Gartner, Inc.(a)	6,656
512	Global Payments, Inc.	50,442
171	Green Dot Corporation, Class A(a)	3,205
222	ICF International, Inc.	27,615
318	Insight Enterprises, Inc.(a)	46,536
2,945	International Business Machines Corporation	394,070
145	Jack Henry & Associates, Inc.	24,263
191	John Wiley & Sons, Inc., Class A	6,500
12,268	Kyndryl Holdings, Inc.(a)	162,919
172	LiveRamp Holdings, Inc.(a)	4,912
14	MarketAxess Holdings, Inc.	3,660
647	Mastercard, Inc., Class A	254,465
726	MAXIMUS, Inc.	61,354
167	Moody’s Corporation	58,069
40	MSCI, Inc.	18,772
451	Paychex, Inc.	50,453
764	Payoneer Global, Inc.(a)	3,675

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES — 2.4% (Continued)
3,795	PayPal Holdings, Inc.(a)	$253,240
82	Perficient, Inc.(a)	6,833
180	Remitly Global, Inc.(a)	3,388
135	Shift4 Payments, Inc.(a)	9,168
1,123	Thoughtworks Holding, Inc.(a)	8,479
273	TransUnion	21,384
304	TTEC Holdings, Inc.	10,287
155	Verisk Analytics, Inc.	35,035
1,490	Visa, Inc., Class A	353,845
3,183	Western Union Company (The)	37,337
		3,148,001
	TELECOMMUNICATIONS — 2.4%
44,365	AT&T, Inc.	707,622
193	EchoStar Corporation, Class A(a)	3,347
1,555	Frontier Communications Parent, Inc.(a)	28,985
4,286	Globalstar, Inc.(a)	4,629
233	IDT Corporation, Class B(a)	6,023
354	Iridium Communications, Inc.	21,990
7,869	Lumen Technologies, Inc.	17,784
161	Shenandoah Telecommunications Company	3,128
998	Telephone and Data Systems, Inc.	8,214
3,775	T-Mobile US, Inc.(a)	524,348
606	United States Cellular Corporation(a)	10,684
48,454	Verizon Communications, Inc.	1,802,004
		3,138,758
	TRANSPORTATION & LOGISTICS — 0.2%
3,448	GXO Logistics, Inc.(a)	216,603
240	Ryder System, Inc.	20,350
		236,953
	WHOLESALE — CONSUMER STAPLES — 4.5%
3,696	Andersons, Inc. (The)	170,570
42,223	Archer-Daniels-Midland Company	3,190,370
22,595	Bunge Ltd	2,131,838
397	Calavo Growers, Inc.	11,521
390	Chefs’ Warehouse, Inc. (The)(a)	13,946

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	WHOLESALE — CONSUMER STAPLES — 4.5% (Continued)
2,678	Sysco Corporation	$198,708
3,671	United Natural Foods, Inc.(a)	71,768
4,454	US Foods Holding Corporation(a)	195,976
		5,984,697
	WHOLESALE — DISCRETIONARY — 0.1%
341	ePlus, Inc.(a)	19,198
362	PC Connection, Inc.	16,326
56	Pool Corporation	20,980
433	ScanSource, Inc.(a)	12,799
315	Veritiv Corporation	39,567
		108,870

	TOTAL COMMON STOCKS
	(Cost $122,352,511)	130,634,606

	RIGHT — 0.0%(b)
	NON-LISTED RIGHT - 0.0%(b)
56	ABIOMED, Inc. - CVR(c)(d)(e)	431
64	Albireo Pharma, Inc. - CVR(c)(d)(e)	138

	TOTAL RIGHT (Cost $431)	569

	TOTAL INVESTMENTS — 99.8% (Cost $122,352,942)	130,635,175
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	319,356
	NET ASSETS — 100.0%	$130,954,531

ETF - Exchange-Traded Fund

CVR - Contingent Value Right

LP - Limited Partnership

LTD - Limited Company

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Restricted security. See Note 8 for additional details.

(e)	Illiquid security. The total fair value of these securities as of June 30, 2023 was $856, representing 0.0% of net assets.

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

ASSETS
Investment securities:
Securities at Cost	$122,352,942
Securities at Value	$130,635,175
Cash	172,711
Dividends and interest receivable	98,280
Deposit with broker	60,000
TOTAL ASSETS	130,966,166

LIABILITIES
Investment advisory fees payable	11,635
TOTAL LIABILITIES	11,635
NET ASSETS	$130,954,531

Net Assets Consist of:
Paid in capital	$131,238,667
Accumulated loss	(284,136)
NET ASSETS	$130,954,531

Net Asset Value Per Share:
Net Assets	$130,954,531
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,650,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$28.16

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

INVESTMENT INCOME
Dividends (net of $55 foreign withholding taxes)	$1,304,297
Interest	6,745
TOTAL INVESTMENT INCOME	1,311,042

EXPENSES
Investment advisory fees	69,850

NET INVESTMENT INCOME	1,241,192

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
Investments:	(8,107,065)
In-Kind Redemptions:	4,721,776
Net change in unrealized appreciation on investments	10,738,796

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7 ,353,507

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,594,699

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Year Ended
	June 30,	December 31,
	2023	2022
	(Unaudited)
FROM OPERATIONS:
Net investment income	$1,241,192	$2,000,038
Net realized loss from investments	(8,107,065)	(5,223,712)
Net realized gain from In-Kind redemptions	4,721,776	5,635,883
Net change in unrealized appreciation (depreciation) on investments	10,738,796	(12,215,167)
Net increase (decrease) in net assets resulting from operations	8,594,699	(9,802,958)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributions paid from earnings	(1,043,405)	(2,009,423)
Net decrease in net assets from distributions to shareholders	(1,043,405)	(2,009,423)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	20,559,554	53,512,862
Payments for shares redeemed	(23,305,634)	(27,036,381)
Net increase (decrease) in net assets from shares of beneficial interest	(2,746,080)	26,476,481

TOTAL INCREASE IN NET ASSETS	4,805,214	14,664,100

NET ASSETS:
Beginning of Year/Period	126,149,317	111,485,217
End of Year/Period	$130,954,531	$126,149,317

SHARE ACTIVITY
Shares Sold	750,000	2,000,000
Shares Redeemed	(854,000)	(1,000,000)
Net decrease in shares of beneficial interest outstanding	(104,000)	1,000,000

See accompanying notes to the financial statements.

Humankind US Stock ETF
FINANCIAL HIGHLIGHTS

(Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Each Year/Period Presented)

	For the		For the	For the
	Six Months		Year Ended	Period Ended
	Ended		December 31,	December 31,
	June 30, 2023		2022	2021*
	(Unaudited)
Net asset value, beginning of year/period	$26.54		$29.70	$25.00
Activity from investment operations:
Net investment income(1)	0.26		0.47	0.37
Net realized and unrealized gain (loss) on investments	1.58		(3.16)	4.69
Total from investment operations	1.84		(2.69)	5.06
Less distributions from:
Net investment income	(0.22)		(0.47)	(0.33)
Return of capital	—		—	(0.03)
Total distributions	(0.22)		(0.47)	(0.36)
Net asset value, end of year/period	$28.16		$26.54	$29.70
Market price, end of year/period	$28.14		$26.52	$29.71
Total return(2)	6.99	% (4)	(9.05)%	20.31	% (4)
Market price total return(2)	6.99	% (4)	(9.15)%	20.35	% (4)
Net assets, end of year/period (000s)	$130,955		$126,149	$111,485
Ratio of expenses to average net assets	0.11	% (5)	0.11%	0.11	% (5)
Ratio of net investment income to average net assets	1.95	% (5)	1.74%	1.54	% (5)
Portfolio Turnover Rate(3)	21	% (4)	26%	22	% (4)

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

(4)	Not Annualized.

(5)	Annualized

See accompanying notes to the financial statements.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process. The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using, where applicable the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) where applicable, the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$130,634,319	$287	$—	$130,634,606
Right	—	138	431	569
Total	$130,634,319	$425	$431	$130,635,175

*	Please refer to the Schedule of Investments for industry classifications.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Rights	Total
Beginning balance 12/31/2022	$—	$—
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3	431	431
Ending balance 6/30/2023	$431	$431

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private position in the Abiomed CVR, are as follows: (1) updates from Johnson and Johnson including new clinical trials data (2) the revenue trajectory from Abiomed as an independent public company before the acquisition and (3) existing information about the efficacy and safety of the company’s devices in related indications. A significant series of clinically adverse events associated with the Impella heart pump system could decrease the potential fair value of the CVR.

The total change in unrealized appreciation or depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2023 was $0 for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non -cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 and December 31, 2022, or expected to be taken in the Fund’s December 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Maryland, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transaction and short-term investments, amounted to $26,480,700 and $26,618,929, respectively. For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $20,592,722 and $23,015,476, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund incurred $69,850 in advisory fees, and $11,635 was due to the advisor.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of June 30, 2023, the Plan has not been activated. For the six months ended June 30 2023, the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional
Fee for In-Kind	Variable Charge for
and Cash Purchases	Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION — TAX BASIS

At June 30, 2023, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Humankind US Stock ETF	$122,361,114	$12,080,831	$(3,797,937)	$8,282,894

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended December 31, 2022, and December 31, 2021, was as follows:

	Fiscal Year	Fiscal Year
	Ended	Ended
	December 31,	December 31,
	2022	2021
Ordinary Income	$2,009,423	$1,080,606
Long-Term Capital Gain	—	—
Return of Capital	—	117,160
	$2,009,423	$1,197,766

As of December 31, 2022, the components of distributable earnings/(deficit) on a tax basis were as follows:

		Post October				Total
Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
Ordinary	Long-Term	Late Year	Loss Carry	Book/Tax	Appreciation/	Earnings/
Income	Gains	Loss	Forwards	Differences	(Depreciation)	(Losses)
$—	$—	$(346,667)	$(5,042,126)	$—	$(2,446,637)	$(7,835,430)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships, and C-Corporation return of capital distributions.

Late year losses incurred on certain specified items for tax purposes after October 31st, but within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $10,113.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $336,554.

At December 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$3,869,084	$1,173,042	$5,042,126	$—

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Permanent book and tax differences, primarily attributable to redemptions In-Kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the fiscal year ended December 31, 2022, as follows:

Accumulated
Paid In Capital	Earnings (Losses)
$5,627,700	$(5,627,700)

8.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2023, the Fund was invested in the following restricted securities:

	Initial
	Acquisition				% of
Security	Date	Shares	Cost	Value	Net Assets
ABIOMED, Inc. - CVR	12/22/2022	56	$431	$431	0.0%
Albireo Pharma, Inc. - CVR	3/3/2023	64	—	138	0.0%
OmniAb, Inc. - Earnout shares	11/2/2022	74	427	287	0.0%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Humankind US Stock ETF
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT (Unaudited)
June 30, 2023

On February 16, 2023, BBD, LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Humankind US Stock ETF. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal years ended December 31, 2021, and December 31, 2022, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through February 16, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On February 16, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through February 16, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Humankind US Stock ETF
EXPENSE EXAMPLE (Unaudited)
June 30, 2023

As a shareholder of the Fund you incur ongoing costs, which include management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023 (the “period”).

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Annualized	During Period
	1/1/23	6/30/23	Expense Ratio	1/1/23-6/30/23
Actual*	$1,000.00	$1,069.90	0.11%	$0.56
Hypothetical*
(5% return before expenses)	$1,000.00	$1,024.25	0.11%	$0.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period (181), divided by the number of days in the fiscal year (365).

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

HUMANKIND BENEFIT CORPORATION

Privacy Policies and Procedures

The Humankind Benefit Corporation, (the “Company”) has adopted the following privacy policies in order to safeguard the personal information of the Company’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Company officers are responsible for ensuring that the following policies and procedures are implemented:

1)	The Company is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations18. The Company will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)	The Company conducts its business affairs through its Directors, officers and third parties that provide services pursuant to agreements with the Company. The Company has no employees. It is anticipated that the Directors and officers of the Company who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Company.

3)	The Company may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)	The Company may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Company will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

18	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Consistent with these policies, the Company has adopted the following procedures:

1)	The Company will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)	The Company will direct each of its Service Providers to adhere to the privacy policy of the Company and to its privacy policies with respect to all customer information of the Company and to take all actions reasonably necessary so that the Company is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)	The Company requires its Service Providers to provide periodic reports to the Company’s Board of Directors outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Company’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-557-6657 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank.

INVESTMENT ADVISER
Humankind Investments LLC
79 Madison Avenue
New York, NY 10016

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUMANKIND-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz

James Katz, Director

Date 9/8/23

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz

James Katz, Principal Executive Officer/President

Date 9/8/23

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/8/23